Acquisitions	12 Months Ended
Dec. 31, 2023
Disclosure of Acquisition [Abstract]
Acquisitions
Note 28. Acquisitions
Note 28.1. Reverse reorganization
As further outlined in Note 2.3, the Group underwent a reverse reorganization as a result of the Transaction consummated on September 29, 2021.
The amount of the net identifiable assets of $131,086 acquired on the date of Transaction, were as follows:

(Amount in thousands)	2021
Cash held in trust	$138,046
Cash and cash equivalents	100,000
Redemption liability	(77,997)
Warrants liability	(28,963)
Total SPAC identifiable net assets at fair value	$131,086
Procaps Group, S.A. was considered to be the accounting acquirer and the merger between Procaps Group, S.A. and SPAC was accounted for as an asset acquisition under IFRS, considering SPAC was not considered a business. Therefore, IFRS 2 was applied to recognize the value of equity interests issued in excess of the assets received.

After Redemption
Step 1 - Deemed cost of shares issued
Fair value of OpCo	$926,287
Equity interest in Holdco issued to SPAC shareholders & PIPE investors	19%
Equity interest in Holdco of Selling shareholders	81%
Deemed costs of shares issued*	$213,584
SPAC identifiable net assets at fair value	$131,086
Deemed cost of shares issued	$82,498

Step 2 - Dilutive impact of shares held in escrow
Dilutive effect of 945,036 shares held in escrow at a weighted average fair value per share of $9.08	$8,581
Step 3 - IFRS 2 ‘listing expense’	$73,917
*The deem cost of the shares was estimated based on the fair value of the OpCo issued shares (legacy Crynssen Pharma Group Limited) prior to the merger with SPAC and Holdco.
The IFRS 2 ‘listing expense’ per above, has been recognized in profit or loss within Other expenses, net for the year ended December 31, 2022. Refer to Note 11. Other income (expenses), net.
As a result of the transaction, prepaid expenses of $4,602 have been recognized in Other current assets as of December 31, 2022.
Shares in an escrow
Holdco Ordinary Shares in an escrow are subject to an arrangement that is applicable to 1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders.
Certain market conditions will be required to be met after the Transaction for these securities in escrow to be released to the eligible securities owners. If the market conditions wouldn’t be met within a defined time period (five years for warrants in escrow and ten years for Holdco Ordinary Shares in escrow), such securities in escrow would be forfeited.
a) Sponsors’ Holdco Ordinary Shares in escrow: On the closing of the Transaction, 1,250,000 Holdco Ordinary Shares received in exchange for the equivalent number of SPAC Ordinary Shares upon the consummation of the Merger (the “Sponsor Escrowed Securities”) held by the SPAC Sponsors were deposited in escrow. Fifty percent (50%) of the Sponsor Escrowed Securities will be released to the SPAC Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the Sponsor Escrowed Securities will be released to the Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period (in each case, subject to any applicable lock-up restrictions under the Registration Rights and Lock-Up Agreement or any other applicable escrow arrangement).
b) Eligible Procaps Shareholders Holdco Ordinary Shares in escrow: On the closing of the Transaction, 10,464,612 Holdco Ordinary Shares received in the Exchange (the “ECS Escrowed Securities”) by certain OpCo Shareholders were deposited in escrow. Fifty percent (50%) of the ECS Escrowed Securities will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the ECS Escrowed Securities will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period.
If the market conditions wouldn’t be met within a defined time period (ten years for Ordinary Shares in escrow), such securities in escrow would be forfeited. All dividends payable, whether in cash, stock or other non-cash property with respect to the Sponsor Escrowed Securities and the ECS Escrowed Securities while such securities are held in escrow will be delivered to the escrow agent to hold and distribute in the same manner as the Sponsor Escrowed Securities and the ECS Escrowed Securities held in escrow.
If Holdco consummates a liquidation, merger, stock exchange or other similar transaction which results in all of its shareholders having the right to exchange their Holdco Ordinary Shares for cash, securities or other property, then all Sponsor Escrowed Securities and the ECS Escrowed Securities will be released to the SPAC Sponsors and those certain OpCo Shareholders. Any Sponsor Escrowed Securities and the ECS Escrowed Securities not released from escrow within ten years from the date of the closing of the Transaction will be released by the escrow agent to Holdco for cancellation.
Shares held in escrow subject to cancellation if certain conditions are not met, are recorded as contingent consideration and therefore, initially measured at fair value. Because the shares held in escrow will be settled in a variable number of the Group’s own equity instruments, they are classified as a liability. As a result, subsequent changes in fair value are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as Net finance (expense) income. Refer to Note 10. Net finance (expense) income.

	2023	2022
As of January 1	$40,064	$101,859
Escrowed shares	—	—
Fair value remeasurement	(11,187)	(61,795)
As of December 31	$28,877	$40,064
As of December 31, 2023, shares held in escrow measured at fair value include $25,795 and $3,081 (2022: $35,789 and $2,138) owned by the Minski Family and Union Acquisition Associates II, LLC, respectively, which are related parties.
Note 28.2. Asset acquisition - Pharmaceutical production facility
On November 5, 2021, Procaps Group entered into an asset purchase agreement to acquire an 86,000 sq. ft. pharmaceutical production facility located in West Palm Beach, Florida with production capacity of approximately 1.8 billion capsules per year for its iCDMO (integrated Contract and Manufacturing Organization) business unit.
The pharmaceutical production facility was purchased from Strides Pharma, Inc., a U.S. subsidiary of the Indian-based pharmaceutical corporation, the Strides Group. The core assets of this asset acquisition includes several soft gelatin capsule (“Softgel”) encapsulation lines, new critical support systems, automated packaging line capabilities, as well as development facilities including pilot and scale up capabilities. Softgels are designed to deliver high precision dosage by achieving homogeneity of ingredients. The Softgel capsules are well recognized in the supplement, OTC, and the prescription market for improving patient adherence to the drug and therapy by facilitating swallowing due to the texture of its shell.
The purchase price for the purchased assets is $1.6 million, and transaction costs of $213.6. On the Closing Date, December 31, 2022, the Group paid the amount corresponding to the 50% of the Purchase Price and the remaining 50% will be paid on December 31, 2023.
The fair value of the identifiable assets acquired on December 31, 2022, the date of the Transaction, were of $1,813.
The following table summarizes the final allocation of the purchase price based on the estimated fair values of the assets acquired and liabilities assumed at the date of asset acquisition.

(Amount in thousands)	2022
Property, plant and equipment	$1,487
Inventories	133
Other receivables	193
Right-of-use assets	4,533
Lease liabilities	(4,533)
Total	$1,813